KEYSTONE XL - Impairment of Long-Lived Assets Held and Used (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 09, 2021
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment	$ 70,182	$ 69,775
Asset impairment charge and other, Pre-tax
Asset impairment charge and other (Note 6)	2,775	0	$ 0
Asset impairment charge and other, After-tax
Proceeds from sales of assets, net of transaction costs	35	$ 3,407	$ 2,398
Keystone XL | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment				$ 175
Asset impairment charge and other, Pre-tax
Plant and equipment	412
Related capital projects in development	230
Other capitalized costs	2,158
Capitalized interest	326
Asset impairment charge and other (Note 6)	3,126
Contractual recoveries	(693)
Contractual and legal obligations related to termination activities	342
Asset impairment charge and other (Note 6)	2,775
Asset impairment charge and other, After-tax
Plant and equipment	312
Related capital projects in development	175
Other capitalized costs	1,642
Capitalized interest	248
Asset impairment charge, After-tax	2,377
Contractual recoveries	(525)
Contractual and legal obligations related to termination activities	282
Asset impairment charges, net of tax	2,134
Contractual and legal costs related to termination activities	192
Keystone XL | Liquids Pipelines | Fair Value
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment				175
Keystone XL | Liquids Pipelines | Power generation and natural gas storage plant, equipment and structures | Fair Value
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment	175
Keystone XL | Liquids Pipelines | Under construction
Asset impairment charge and other, Pre-tax
Asset impairment charge and other (Note 6)	$ 2,896
Keystone XL | Liquids Pipelines | Under construction | Fair Value
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment				0
Keystone XL | Liquids Pipelines | Other capitalized costs | Fair Value
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment				0
Keystone XL | Liquids Pipelines | Capitalized interest | Fair Value
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment				$ 0